SCHEDULE OF ACCOUNTS AND OTHER RECEIVABLE (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Accounts receivable from third parties, net	$ 5,663,488	$ 6,986,013
Other receivables for investments, disposal of intangible assets and concert tickets	2,385,904	10,096,072
Total Accounts and other receivables	$ 8,049,392	$ 17,082,085